UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 57347

John Hancock Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Financial Trends Fund, Inc.

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 94.62%		$82,055,755

(Cost $42,880,415)

Aerospace & Defense 0.45%		392,403

AerCap Holdings NV (Netherlands) (I)	13,480	392,403

Asset Management & Custody Banks 11.26%		9,763,363

Affiliated Managers Group, Inc. (I)(L)	16,700	1,809,445
Bank of New York Co., Inc. (The)	24,000	973,200
Eaton Vance Corp.	20,000	712,800
Franklin Resources, Inc.	11,500	1,389,545
Legg Mason, Inc.	17,700	1,667,517
MVC Capital Inc.	23,420	366,523
Northern Trust Corp.	5,000	300,700
State Street Corp.	34,000	2,201,500
Tortoise Capital Resources Corp. (I)	20,900	342,133

Consumer Finance 0.90%		783,577

Capital One Financial Corp.	10,384	783,577

Diversified Banks 8.72%		7,563,400

HSBC Holdings Plc, American Depositary Receipt (United
Kingdom) (L)	4,596	403,575
U.S. Bancorp.	67,500	2,360,475
Wachovia Corp.	45,653	2,513,198
Wells Fargo & Co.	66,400	2,286,152

Diversified Capital Markets 3.00%		2,600,063

UBS AG (Switzerland)	43,750	2,600,063

Investment Banking & Brokerage 6.21%		5,383,172

Goldman Sachs Group, Inc. (The)	3,500	723,205
Lehman Brothers Holdings, Inc.	6,700	469,469
Merrill Lynch & Co., Inc.	22,000	1,796,740
Morgan Stanley	7,750	610,390
Raymond James Financial, Inc.	59,925	1,783,368

Life & Health Insurance 5.47%		4,742,022

AFLAC, Inc.	25,000	1,176,500
Prudential Financial, Inc.	23,160	2,090,422
StanCorp Financial Group, Inc.	30,000	1,475,100

Multi-Line Insurance 4.01%		3,478,182

American International Group, Inc.	17,000	1,142,740
Genworth Financial, Inc. (Class A)	15,550	543,317
Hartford Financial Services Group, Inc. (The)	18,750	1,792,125

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
March 31, 2007 (unaudited)

Other Diversified Financial Services 8.94%		7,751,692

Bank of America Corp.	66,008	3,367,728
Citigroup, Inc.	45,850	2,353,939
JPMorgan Chase & Co.	41,960	2,030,025

Property and Casualty Insurance 3.05%		2,644,967

Ambac Financial Group, Inc.	7,000	604,730
Assured Guaranty Ltd. (Bermuda)	10,850	296,422
Axis Capital Holdings Ltd. (Bermuda)	15,300	518,058
OneBeacon Insurance Group Ltd.	12,990	324,750
ProAssurance Corp. (I)	17,615	901,007

Regional Banks 36.54%		31,690,198

Alabama National Bancorp.	9,550	676,236
Ameris Bancorp.	22,180	542,966
BancorpSouth, Inc.	19,167	468,633
BB&T Corp.	38,382	1,574,430
BOK Financial Corp.	26,776	1,326,215
Boston Private Financial Holdings, Inc.	4,950	138,204
Capital City Bank Group, Inc. (L)	26,327	876,689
City National Corp.	18,550	1,365,280
Colonial BancGroup, Inc. (The)	46,112	1,141,272
Commerce Bancshares, Inc.	18,371	887,503
Commercial Bankshares, Inc.	35,551	1,737,733
Cullen/Frost Bankers, Inc.	18,671	977,053
First Bancorp. of North Carolina	18,532	396,214
First Charter Corp.	39,500	849,250
First Horizon National Corp.	20,580	854,687
Hancock Holding Co.	14,500	637,710
LSB Bancshares, Inc.	56,512	827,901
M&T Bank Corp.	7,000	810,810
Marshall & Ilsley Corp.	15,750	729,383
Peoples BancTrust Co., Inc. (The)	52,800	1,004,784
Pinnacle Financial Partners, Inc. (I)	75,000	2,288,250
PNC Financial Services Group, Inc. (The)	19,150	1,378,225
Provident Bankshares Corp.	21,656	711,616
Seacoast Banking Corp. of Florida (L)	69,520	1,576,018
SunTrust Banks, Inc.	24,506	2,034,978
SVB Financial Group (I)	22,500	1,093,275
Synovus Financial Corp.	20,100	650,034
TCF Financial Corp.	40,150	1,058,354
Whitney Holding Corp.	19,700	602,426
Zions Bancorp.	29,272	2,474,069

Reinsurance 0.60%		521,292

CastlePoint Holdings Ltd. (Bermuda) (L)	14,250	232,987
RenaissanceRe Holdings Ltd. (Bermuda)	5,750	288,305

Specialized Finance 1.09%		944,062

CIT Group, Inc.	6,680	353,506
Nymex Holdings, Inc. (I)	4,350	590,556

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
March 31, 2007 (unaudited)

Thrifts & Mortgage Finance 4.38%				3,797,362

Countrywide Financial Corp.			14,650	492,826
First Financial Holdings, Inc.			40,500	1,401,300
Hudson City Bancorp., Inc.			36,950	505,476
South Street Financial Corp.			95,000	812,250
Washington Mutual, Inc.			14,500	585,510

	Interest	Maturity	Par value
Issuer, description, maturity date	rate	date	(000)	Value
Short-term investments 5.38%				$4,669,448

(Cost $4,669,448)

Certificates of Deposit 0.01%				13,202

First Piedmont	2.600%	09-30-07	$2	2,344
Home Federal Tennessee	4.410	09-28-07	2	2,159
Oconee Federal Savings Bank	5.610	09-27-07	2	2,408
Piedmont Federal Savings Bank	4.200	10-09-07	2	2,250
Security Savings Bank	3.730	09-28-07	2	2,192
Stephen Federal Bank	4.000	10-11-07	2	1,849

Joint Repurchase Agreement 0.95%				827,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 3-30-07, due 4-02-07
(secured by U.S. Treasury Inflation Indexed Note
1.625% due 1-15-15). Maturity value: $827,355.00	5.150		827	827,000

			Shares

Cash Equivalents 4.42%				3,829,246

AIM Cash Investment Trust (T)			3,829,246	3,829,246

Total investments (Cost $47,549,863) 100.00%				$86,725,203

John Hancock
Financial Trends Fund, Inc.
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $47,549,863. Gross unrealized appreciation and depreciation of investments aggregated $39,198,388 and $23,048, respectively, resulting in net unrealized appreciation of $39,175,340.

Footnotes to Schedule of Investments - Page 1

For more information

Directors
Franklin C. Golden
Robert G. Freedman
Russell J. Page
Fred G. Steingraber
Donald R. Tomlin
H. Hall Ware, III

Officers
Franklin C. Golden
Chairman

Barry H. Evans
President

James K. Schmidt
Vice President

Lisa A. Welch
Vice President

Alfred P. Ouellette
Corporate Secretary

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and registrar
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Fund counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent directors' counsel
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309-4530

Stock symbol
Listed NASD: JHFT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Trends Fund, Inc..

PT0Q1 3/07
5/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Trends Fund, Inc.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: May 24, 2007

By: /s/ William H. King
-------------------------------------
William H. King
Treasurer

Date: May 24, 2007